PROSKAUER ROSE LLP
Eleven Times Square
New York, New York 10036

May 1, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Patrick Scott

Re:	Dreyfus BASIC Money Market Fund, Inc. File Numbers: 33-46490; 811-06604

Ladies and Gentlemen:

On behalf of Dreyfus BASIC Money Market Fund, Inc. (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 35 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed in order to implement disclosure changes related to money market fund reform. The prospectus included in the Amendment is marked to show changes from the Fund's prospectus included in Post-Effective Amendment No. 33 to the Registration Statement, filed with the Commission on June 27, 2016, and the statement of additional information ("SAI") included in the Amendment is marked to show changes from the definitive version of the Fund's SAI filed with the Commission pursuant to Rule 497 under the Securities Act on April 28, 2017.

Please telephone the undersigned at your convenience at 212.969.3381 if you have any questions.

Very truly yours,

/s/ Lisa Goldstein

Lisa Goldstein